Earnings per Share_Diluted Earnings Per Share(Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2018 $ / shares	[1]	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares
Basic And Diluted Earnings Per Share Abstract [Abstract]
Explanation Of Adjustments Of Numerator To Calculate Diluted Earnings Per Share	Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include stock grants.				Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include stock grants.	Diluted earnings per share is calculated using the weighted average number of ordinary shares outstanding which is adjusted by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group's dilutive potential ordinary shares include stock grants.
Explanation Of Adjustments Between Denominators Used To Calculate Basic And Diluted Earnings Per Share	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the period) based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.				A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the period) based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group's outstanding shares for the period) based on the monetary value of the subscription rights attached to the share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of stock grants.
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects Abstract [Abstract]
Profit attributable to ordinary shares | ₩	₩ 3,061,191,387,929				₩ 3,311,437,880,186	₩ 2,143,744,271,801
Adjustment | ₩	0				0	0
Adjusted profit for diluted earnings | ₩	₩ 3,061,191,387,929				₩ 3,311,437,880,186	₩ 2,143,744,271,801
Weighted Average Shares And Adjusted Weighted Average Shares Abstract
Weighted average number of ordinary shares outstanding | shares	396,499,958				398,724,962	383,619,645
Stock grants | shares	2,307,630				2,319,533	2,013,044
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	398,807,588				401,044,495	385,632,689
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings | ₩	₩ 3,061,191,387,929				₩ 3,311,437,880,186	₩ 2,143,744,271,801
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares	398,807,588				401,044,495	385,632,689
Diluted earnings per share | (per share)	₩ 7,676	[1]	$ 6.90		₩ 8,257	₩ 5,559

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.